Segment Information	3 Months Ended	12 Months Ended
	Mar. 31, 2018	Dec. 31, 2017
Segment Reporting [Abstract]
Segment Information

6. Segment Information

We have one operating segment with operations primarily in the United States and Canada. Sales are assigned to geographic locations based on the location of customers. Sales by geographic location are as follows (in thousands):

	Three months ended March 31,
	2018	2017
Revenue:
United States	$2,237	$2,705
Canada	583	681
Other countries	17	149

Total revenue	$2,837	$3,535

During the three months ended March 31, 2018 and 2017, two and three of our customers represented approximately 45% and 53%, of our revenue, respectively.

12. Segment Information

We have one operating segment with operations primarily in the United States and Canada. Sales are assigned to geographic locations based on the location of customers. Geographic information for the years ended December 31 is as follows (in thousands):

	2017	2016
Revenue:
United States	$10,072	$12,350
Canada	3,091	2,958
Other countries	182	359

Total revenue	$13,345	$15,667

Fixed assets:
United States	$39	$25
Other countries	—	—

Total fixed assets	$39	$25

During the years ended December 31, 2017 and 2016, three of our customers represented approximately 53% and 49%, respectively of revenues.